Document and Entity Information	12 Months Ended
Sep. 30, 2014
Document and Entity Information:
Entity Registrant Name	SECUREALERT, INC.
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001045942
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2014